Basis of Preparation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of preparation
Loss before income taxes	$ 27,556	$ 84,547	$ (1,336,954)	$ 107,752	$ 110,676	$ (607,743)	$ (231,606)	$ 171,487	$ (96,774)	$ 273,676	$ (1,118,526)	$ (1,033,979)	$ (764,636)	$ 1,383,164
Tax provision	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
Out-of-period adjustment | Forfeiture of share-based deferred compensation awards and extension of deferred debt issue costs and debt discount amortization related to subordinated debt
Basis of preparation
Loss before income taxes												13,700
Out-of-period adjustment | State deferred income taxes for Florida and Alabama that previously were not properly accrued for
Basis of preparation
Tax provision												6,900
Out-of-period adjustment | Depreciable lives of overhaul costs incurred over the period and certain pension costs under a non-qualified plan
Basis of preparation
Loss before income taxes													$ (56,200)